Cover	Oct. 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	814-00832
Entity Registrant Name	New Mountain Finance Corporation
Entity Central Index Key	0001496099
Entity Tax Identification Number	27-2978010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	720-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.01 per share
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NMFC
Security Exchange Name	NASDAQ
8.250% Notes due 2028
Title of 12(b) Security	8.250% Notes due 2028
Trading Symbol	NMFCZ
Security Exchange Name	NASDAQ